Related Party Transactions and Licensing / Research Agreements: (Details Textual) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended
	Feb. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Nov. 13, 2013	Feb. 28, 2015	Mar. 31, 2013	Mar. 31, 2015	Aug. 31, 2013	Jul. 31, 2013	Oct. 04, 2013
Related Party Transaction [Line Items]
Technology Services Costs	$ 266,666
Research and Development Expense, Total		1,242,706	0
Blanchette Rockefeller Neurosciences Institute [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total				251,939
Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total		1,000,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Technology Services Costs					600,000
Fixed Research Fee [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total		1,000,000
Services Reimbursement [Member]
Related Party Transaction [Line Items]
Royalties Percentage		5.00%
Royalty Expense						409,549
Services Reimbursement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Royalties Percentage		2.00%
Services Reimbursement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Royalties Percentage		5.00%
Statement Of Work Agreement [Member]
Related Party Transaction [Line Items]
Payments to Acquire Productive Assets, Total		1,645,470
Payment to Be Paid Upon Completion		465,000
Payments for Fees		400,000
Statement Of Work Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Due to Other Related Parties					2,540,000
Payments for Fees							200,000
Statement Of Work Agreement [Member] | Monthly Installment [Member]
Related Party Transaction [Line Items]
Payments to Acquire Productive Assets, Total		137,123
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Prepaid Royalties										48,600
Series A Preferred Stock [Member] | Technology License And Services Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock	8,000,000
Series A Preferred Stock [Member] | Services Reimbursement [Member]
Related Party Transaction [Line Items]
Royalty Expense									60,349
Royalty Prepaid								520,252
Series B Preferred Stock [Member] | Fixed Research Fee [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 25,000,000
Director [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		37.60%